SUBSEQUENT EVENTS (Details) - USD ($)					3 Months Ended		9 Months Ended	12 Months Ended
	Apr. 01, 2025	Mar. 05, 2025	Feb. 05, 2025	Jan. 30, 2025	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2025	Dec. 31, 2024	Feb. 21, 2025	Dec. 31, 2023	Oct. 06, 2023
SUBSEQUENT EVENTS
Proceeds from private warrants and private units							$ 2,483,000
Aggregate purchase price							100,000
Proceeds from issuance of units in IPO and private placement				$ 8,080,000
Promissory Note								$ 125,000		$ 125,000
Underwriting discount							750,000
Payments to financial advisor							250,000
Common Stock, shares outstanding								2,300,000		2,300,000
Cash withdrawn from trust account					$ 626,329		1,200,000
Repayment of promissory note							548,671
Promissory notes | Sponsor
SUBSEQUENT EVENTS
Aggregate principal amount											$ 150,000
Promissory Note								$ 125,000
Administrative services agreement | Sponsor
SUBSEQUENT EVENTS
Payments to financial advisor							135,000
Monthly fees							15,000	15,000
Promissory notes issued on October 6, 2023 | Promissory notes | Sponsor
SUBSEQUENT EVENTS
Aggregate principal amount											$ 150,000
Promissory Note					0		0
Repayment of promissory note	$ 125,000
Promissory note issued on January 30, 2025 | Promissory notes | Sponsor
SUBSEQUENT EVENTS
Aggregate principal amount				$ 417,000
Promissory note interest rate (in percent)				12.00%
Promissory Note					$ 0		$ 0
Principal payment	160,000	$ 257,000
Interest payment	$ 1,736	$ 4,935
Public offering
SUBSEQUENT EVENTS
Number of units offered				8,000,000		8,000,000	8,000,000
Price per unit				$ 10	$ 10	$ 10	$ 10
Selling price per unit				10
Issuance of units						$ 80,000,000
Private placement
SUBSEQUENT EVENTS
Number of units offered						248,300	248,300
Price per unit				15
Number of warrants						1,000,000	1,000,000
Exercise price of warrants				$ 15	$ 15	$ 15	$ 15
Number of shares per warrant				1
Issuance of units						$ 2,483,000
Private placement | Related party
SUBSEQUENT EVENTS
Price per unit				$ 10
Proceeds from private warrants and private units				$ 2,483,000
Private placement | Sponsor
SUBSEQUENT EVENTS
Number of units offered				223,300
Number of warrants				1,000,000
Exercise price of warrants				$ 0.1
Number of shares per warrant				1
Aggregate purchase price				$ 100,000
Private placement | Ramnaraine Jaigobind | Related party
SUBSEQUENT EVENTS
Number of units offered				25,000
Over-allotment option
SUBSEQUENT EVENTS
Number of units offered				40,000			40,000
Exercise price of warrants				$ 15
Issuance of units						$ 100
Underwriting discount				$ 750,000
Payments to financial advisor							$ 250,000	$ 250,000
Number of units issued to advisor							7,500	7,500
Over Allotment Period				45 days
Number of additional shares to be purchased				1,200,000
Number of units forfeited			1,200,000
Subsequent event
SUBSEQUENT EVENTS
Price per unit				$ 10
Proceeds from issuance of units in IPO and private placement				$ 8,080,000
Number of units forfeited			300,000
Common Stock, shares outstanding									10,295,800
Subsequent event | Promissory notes | Sponsor
SUBSEQUENT EVENTS
Aggregate principal amount				$ 417,000
Promissory note interest rate (in percent)				12.00%
Promissory Note				$ 417,000
Subsequent event | Administrative services agreement | Sponsor
SUBSEQUENT EVENTS
Monthly fees				$ 15,000
Subsequent event | Public offering
SUBSEQUENT EVENTS
Number of units offered				8,000,000
Price per unit				$ 10
Selling price per unit				$ 10
Gross proceeds from sale of units				$ 80,000,000
Payments to financial advisor				$ 250,000
Number of units issued to advisor				7,500
Subsequent event | Private placement
SUBSEQUENT EVENTS
Price per unit				$ 15
Proceeds from private warrants and private units				$ 2,583,000
Exercise price of warrants				$ 15
Number of shares per warrant				1
Subsequent event | Private placement | Related party
SUBSEQUENT EVENTS
Number of units offered				248,300
Price per unit				$ 10
Proceeds from private warrants and private units				$ 2,483,000
Issuance of units				$ 100,000
Subsequent event | Private placement | Sponsor
SUBSEQUENT EVENTS
Number of units offered				223,300
Exercise price of warrants				$ 0.1
Subsequent event | Private placement | Ramnaraine Jaigobind | Related party
SUBSEQUENT EVENTS
Number of units offered				25,000
Subsequent event | Over-allotment option
SUBSEQUENT EVENTS
Number of units offered				9,200,000
Additional units issued				40,000
Exercise price of warrants				$ 15
Issuance of units				$ 40,000
Underwriting discount				$ 750,000
Over Allotment Period				45 days
Number of additional shares to be purchased				1,200,000
Number of units option exercised			1,200,000